5. MINERAL PROPERTY INTERESTS: Schedule of Morrison claims (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Details
Mineral Property Interest, Morrison Claims		$ 4,832,500	$ 4,832,500	$ 4,832,500
Impairment allowance-mineral interests	[1]	(4,832,500)	0	0
Mineral Property Interest, Morrison Claims		$ 0	$ 4,832,500	$ 4,832,500

[1]	Note 2(c)